--------------------------------------------------------------------------------


CALIFORNIA
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 212-830-5200


===============================================================================









Dear Shareholder:



We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 1996.


The Fund had net assets of $209,382,823 and 760 active shareholders as of December 31, 1996.


Thank you for your support and we look forward to continuing to serve your cash management needs.




Sincerely,


\S\ Steven W. Duff


Steven W. Duff
President



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

===============================================================================

                                                                                                           Ratings (a)
                                                                                                      ------------------
    Face                                                            Maturity                Value               Standard
   Amount                                                             Date     Yield      (Note 1)    Moody's    & Poors
   ------                                                             ----     -----      --------    -------      -----
Other Tax Exempt Investments (20.12%)
--------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000  Alameda County, CA City of Alameda TRAN - Series 1996
                                                                    07/01/97    3.70%   $  5,005,934    MIG-1
   5,000,000  Butte County Office of Education
              State of California 1996-1997 RAN                     08/20/97    3.87       5,017,581               SP-1+
   5,000,000  California Community College
              Financing Authority 1996 TRAN - Series A              07/02/97    3.80       5,021,481               SP-1+
   5,000,000  California School Cash Reserve Program
              Authority Pool Bonds - Series 1996A                   07/02/97    3.80       5,021,481    MIG-1      SP-1+
   2,000,000  County of Riverside, CA 1996-97 TRAN - Series A
              LOC Toronto-Dominion Bank                             06/30/97    3.85       2,005,655    MIG-1      SP-1+
  10,000,000  Los Angeles County, CA TRAN - Series A                06/30/97    3.80      10,030,686    MIG-1      SP-1+
  10,000,000  State of California 1996-1997 RAN                     06/30/97    3.92      10,024,995    MIG-1      SP-1+
  ----------                                                                               ----------
  42,000,000  Total Other Tax Exempt Investments                                          42,127,813
  ----------                                                                               ----------
Other Variable Rate Demand Instruments (b) (64.42%)
---------------------------------------------------------------------------------------------------------------------------
 $ 9,000,000  Alameda County, CA IDRB
              (Hoover Universal Inc. Project) - Series 1994
              LOC Johnson Control                                  06/01/04     4.75%   $  9,000,000    VMIG-1     A1
   2,000,000  California HFFA (St. Francis Memorial Hospital)
              LOC Bank of America                                  11/01/19     4.05       2,000,000    VMIG-1
     400,000  California Health Facilities (Sutter Health) - Series B
              LOC Morgan Guaranty Trust Company                    03/01/20     5.10         400,000    VMIG-1     A1+
   3,800,000  California PCFA Refunding RB
              (Atlantic Richfield Company Project) - Series 1994A  12/01/24     4.85       3,800,000    VMIG-1     A1
     700,000  California PCFA Refunding RB
              (Southern California Edison) - Series A              02/28/08     4.70         700,000    VMIG-1     A1
   1,100,000  California PCFA Refunding RB
              (Southern California Edison) - Series D              02/28/08     4.70       1,100,000      P1       A1+
   4,000,000  California PCRB
              (Pacific Gas & Electric Corporation) - Series 1996C
              LOC Bank of America                                  11/01/26     4.75       4,000,000               A1+
   2,400,000  California PCRB Financial Authority
              (Southern California Edison) - Series B              02/28/08     4.70       2,400,000    VMIG-1     A1+
   2,300,000  California PCRB Financial Authority
              (Southern California Edison) - Series C              02/28/08     4.70       2,300,000      P1       A1+
   5,955,000  California State Wide Communities Development Authority Irvine Apt.
              Fannie Mae Collateralized                            05/15/25     3.90       5,955,000               A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                          Ratings (a)
                                                                                                      ------------------
    Face                                                            Maturity                Value              Standard
   Amount                                                             Date     Yield      (Note 1)    Moody's    & Poors
   ------                                                             ----     -----      --------    -------      -----
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000  California Statewide Commission Development Authority
              (Karcher Properties) - Series 1994C
              LOC Bayerische Vereinsbank, A.G.                      12/01/19    4.00%   $  2,500,000    VMIG-1
   7,200,000  City of Anaheim, CA
              (1993 Refunding Projects)
              AMBAC Insured                                         08/01/19    3.90       7,200,000    VMIG-1      A1+
   3,000,000  City of Los Angeles IDRB
              (Cereal Food Processors, Inc. Project)
              LOC Commerzbank A.G.                                  12/01/05    4.10       3,000,000                A1
   1,500,000  City of San Jose, MHRB
              (Siena Renaissance Square Apartments) - Series 1996A  12/01/29    4.20       1,500,000    VMIG-1
   2,000,000  Clipper, CA Tax Exempt Trust
              (Certificates of Participation) - Series 1996-1 Class A
              MBIA Insured                                          07/04/20    4.11       2,000,000      Aaa       AAA
   2,510,000  County of Contra Costa
              (GNMA Collateralized Del Norte Place Apartments)
              LOC Sumitomo Bank, Ltd.                               10/20/28    4.35       2,510,000                A1
   1,000,000  County of Kings, CA Housing Authority MHRB
              (Edgewater Isle Apartments) - Series 1996A
              LOC First Interstate Bank of California               06/01/07    4.15       1,000,000    VMIG-1
   1,400,000  Fullerton, CA IDA RB (PCL Packaging)
              LOC Bank of Nova Scotia                               12/01/04    4.05       1,400,000                A1+
   1,000,000  Irwindale, CA IDRB
              (TOYS R' US, Incorporated Project) - Series 1984
              LOC Bankers Trust Company                             12/01/19    4.13       1,000,000      Aa2
   3,000,000  Los Angeles County, CA HFA MHRB
              (Sand Canyon Ranch Project) - Series F
              LOC Citibank                                          11/01/06    3.00       3,000,000                A1+
   5,700,000  Los Angeles County, CA TRAN
              Common Sales Tax Revenue - Series A
              FGIC Insured                                          07/01/12    3.90       5,700,000    VMIG-1      A1+
   1,000,000  Los Angeles, CA (Harbor Cove Project)
              LOC Citibank                                          10/01/06    3.00       1,000,000                A1
   9,000,000  Ontario, CA IDA (LD Brinkman & Co.)
              LOC Barclays Bank PLC                                 04/01/15    4.75       9,000,000      P1
     600,000  Orange County, CA (Irvine Ranch Water District)
              LOC Landesbank Hessen                                 10/01/99    4.85         600,000                A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

===============================================================================

                                                                                                            Ratings (a)
                                                                                                      ------------------
    Face                                                            Maturity                Value              Standard
   Amount                                                             Date     Yield      (Note 1)    Moody's    & Poors
   ------                                                             ----     -----      --------    -------      -----
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000  Orange County, CA (Radnor Aragon Corporation)
              LOC Bank of Nova Scotia                               08/01/19    4.13%   $  1,000,000     Aa2
   2,500,000  Otay Water District (1996 Capitol Project)
              LOC Landesbank Hessen                                 09/01/26    3.90       2,500,000    VMIG-1     A1+
     305,000  Oxnard, CA (Channel Island Business Center Project)
              LOC Wells Fargo Bank, N.A.                            07/01/05    4.38         305,000    VMIG-1
   2,000,000  Petaluma Community Development Commission MHRB
              (Oakmont at Petaluma Project)
              LOC Banque Paribas                                    04/01/26    4.40       2,000,000                A1
   2,500,000  Riverside County, CA TRAN - Series B
              LOC Toronto-Dominion Bank                             06/30/97    3.90       2,500,000    VMIG-1      A1+
   4,500,000  Rohnert Park, CA MHRB
              (Crossbrook Apartments Project) - Series A            06/15/25    4.05       4,500,000                A1+
   9,000,000  Sacramento County, CA MHRB
              (Shadowood Apartments Project)
              LOC General Electric Capital Corporation              12/01/22    4.30       9,000,000                A1+
   2,000,000  San Bernadino County, CA
              (1996 County Center Refinancing Project)
              LOC Canadian Imperial Bank of Commerce                07/01/15    4.00       2,000,000    VMIG-1      A1+
   2,300,000  Santa Clara County, CA
              El Camino Hospital District
              (Medical Control Project)
              LOC National Westminster Bank PLC                     08/01/15    2.70       2,300,000    VMIG-1
   6,000,000  Southeast Resource Recovery Facilities
              California Lease Revenue - Series A
              LOC Industrial Bank of Japan, Ltd.                    12/01/18    4.10       6,000,000    VMIG-1      A1
   2,000,000  Southern California Public Power Auth 1996
              Subordinate Refunding RB (Southern Trans Project)
              FSA Insured                                           07/01/23    4.00       2,000,000    VMIG-1      A1+
   2,000,000  Southern California Public Power Authority
              Power Project Refunding RB
              (Palo Verde Project)
              AMBAC Insured                                         07/01/09    3.90       2,000,000    VMIG-1      A1+
   9,000,000  Southern California Public Power Authority
              Transmission Project RB (1991 Subordinate)
              LOC Swiss Bank Corp                                   07/01/19    3.90       9,000,000     P1         A1+
   3,000,000  State of California - Various Purpose GO RB           09/01/21    4.05       3,000,000                A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                          Ratings (a)
                                                                                                      ------------------
    Face                                                            Maturity                Value               Standard
   Amount                                                             Date     Yield      (Note 1)    Moody's    & Poors
   ------                                                             ----     -----      --------    -------      -----
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------
 $ 2,100,000  The City of Los Angeles MHRB
              (Coral Wood County Project) - Series 1995D
              LOC Union Bank of California                          11/01/25    4.25%   $  2,100,000    VMIG-1
   3,700,000  The City of Los Angeles MHRB
              (Orangewood County Project) - Series 1995C
              LOC Union Bank of California                          11/01/25    4.25       3,700,000    VMIG-1
   3,315,000  Town of Windsor Variable Rate Demand MHRB
              (Oakmount at Windsor Project)
              LOC Banque Paribas                                    08/01/25    4.40       3,315,000               A1
   1,000,000  Tustin, CA Improvement Bond Act 1915
              (Reassessment District No. 95-2-A)
              LOC Kredietbank                                       09/02/13    5.00       1,000,000    VMIG-1     A1+
   2,500,000  Visalia, CA IDRB (Savannah Foods)
              LOC Trust Co. Bank of Atlanta                         06/01/05    4.15       2,500,000     Aa3
   1,100,000  Western Riverside County,
              Regional Wastewater Authority RB - 1996
              LOC National Westminster Bank PLC                     04/01/28    5.00       1,100,000    VMIG-1     A1+
 -----------                                                                             -----------
 134,885,000  Total Other Variable Rate Demand Instruments                               134,885,000
 -----------                                                                             -----------
Put Bonds (c) (1.79%)
----------------------------------------------------------------------------------------------------------------------
 $ 1,000,000  California PCFA PCR (Chevron USA Incorporated Project)11/15/97    3.68%   $  1,001,685    Aa2        AA
   2,745,000  California PCFA PCR (Chevron USA Incorporated Project)11/15/97    3.90       2,745,000    Aa2        AA
 -----------                                                                            ------------
   3,745,000  Total Put Bonds                                                              3,746,685
 -----------                                                                            ------------
Tax Exempt Commercial Paper (11.84%)
----------------------------------------------------------------------------------------------------------------------
 $ 2,000,000  California PCR Southern California Edison - Series B
              LOC Morgan Guaranty Trust Company                     03/06/97    3.35%   $  2,000,000               A1+
   5,000,000  California Pollution Control Finance (c)
              Southern California Edison) - Series B                02/05/97    3.50       5,000,000    P1         A1
   3,300,000  Puerto Rico Government Development Bank               02/06/97    3.55       3,300,000               A1+
   2,500,000  Puerto Rico Government Development Bank               02/07/97    3.55       2,500,000               A1+
   3,000,000  The City of Long Beach Harbor Department
              CP Series - A                                         04/03/97    3.50       3,000,000    P1         A1+
   5,000,000  The Regents of the University of California
              CP Series - A                                         03/13/97    3.45       5,000,000    P1         A1+
   4,000,000  West & Central Water Basin Finance Authority
              (Water Basin Municipal Water District)                02/11/97    3.40       4,000,000    P1         A1+
 -----------                                                                             -----------
  24,800,000   Total Tax Exempt Commercial Paper                                          24,800,000
 -----------                                                                             -----------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

===============================================================================

                                                                                                            Ratings (a)
                                                                                                      ------------------
    Face                                                            Maturity                Value              Standard
   Amount                                                             Date     Yield      (Note 1)    Moody's    & Poors
   ------                                                             ----     -----      --------    -------      -----
Variable Rate Demand Instruments - Private Placements (b) (4.04%)
------------------------------------------------------------------------------------------------------------------------
 $ 3,955,000  Gene E. Lynn Nursing Home
              LOC Bank of America                                   12/01/15    5.32%   $  3,955,000    P1         A1+
   2,034,000  IDA County Riverside, CA IDRB (National RV Incorporated Project)
              LOC Union Bank of California                          12/01/03    4.95       2,034,000    P1         A1+
   2,465,000  Kent Trust Project Series 84B
              LOC Comerica Bank                                     12/01/14    4.54       2,465,000    P1         A1
 -----------                                                                             -----------
   8,454,000  Total Variable Rate Demand Instruments - Private Placements                  8,454,000
 -----------                                                                             -----------
              Total Investments (102.21%) (Cost $214,013,498+)                           214,013,498
              Liabilities in Excess of Cash and Other Assets (-2.21%)                    ( 4,630,675)
                                                                                         -----------
              Net Assets (100.00%)                                                       $209,382,823
                                                                                         ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 205,962,591 Shares Outstanding (Note 3)                    $      1.00
                                                                                         ===========
              Class B Shares,   3,435,844 Shares Outstanding (Note 3)                    $      1.00
                                                                                         ===========
              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  The maturity date indicated is the next put date.

KEY:
      GNMA      =   Government National Mortgage Association       PCFA      =    Pollution Control Finance Authority
      GO        =   Government Obligation                          PCR       =    Pollution Control Revenue
      HFFA      =   Health Facility Finance Authority              PCRB      =    Pollution Control Revenue Bond
      HFA       =   Housing Finance Agency                         RAN       =    Revenue Anticipation Note
      IDA       =   Industrial Development Authority               RB        =    Revenue Bond
      IDRB      =   Industrial Development Revenue Bond            TRAN      =    Tax and Revenue Anticipation Note
      MHRB      =   Multi-Family Housing Revenue Bond

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

===============================================================================

INVESTMENT INCOME
 Income:
  Interest..............................................................................       $         6,820,300
                                                                                               -------------------
 Expenses: (Note 2)
   Investment management fee............................................................                   589,504
   Administration fee...................................................................                   412,653
   Shareholder servicing fee (Class A)..................................................                   392,125
   Custodian expenses...................................................................                    15,411
   Shareholder servicing and related shareholder expenses...............................                   139,680
   Legal, compliance and filing fees....................................................                    23,636
   Audit and accounting.................................................................                    51,137
   Directors' fees......................................................................                     8,705
   Other................................................................................                     6,624
                                                                                               -------------------
       Total expenses...................................................................                 1,639,475
       Less: Fees waived (Note 2).......................................................       (           160,414)
             Expenses paid indirectly (Note 2)..........................................       (            27,324)
                                                                                               -------------------
       Net expenses.....................................................................                 1,451,737
                                                                                               -------------------
 Net investment income..................................................................                 5,368,563
                                                                                               -------------------

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments................................................                    -0-
                                                                                               -------------------
 Increase in net assets from operations.................................................       $         5,368,563
                                                                                               ===================




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

===============================================================================




                                                                          1996                         1995
                                                                     -------------                 ------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................     $   5,368,563                 $   3,471,410
     Net realized gain (loss) on investments....................            -0-                           -0-
                                                                     -------------                 ------------
 Increase in net assets from operations..........................        5,368,563                     3,471,410


 Dividends to shareholders from net investment income:
     Class A....................................................      (  5,355,010)*               (  3,471,410)*
     Class B....................................................      (     13,553)*                     -0-
 Capital share transactions (Note 3):
     Class A....................................................        34,138,724                   66,687,982
     Class B....................................................         3,435,844                       -0-
                                                                      ------------                 ------------
     Total increase (decrease)..................................        37,574,568                   66,687,982
 Net assets:
     Beginning of year..........................................       171,808,255                  105,120,273
                                                                      ------------                 ------------
     End of year................................................      $209,382,823                 $171,808,255
                                                                      ============                 ============

 * Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a)   Valuation of Securities -

          Investments are valued at amortized cost. Under this valuation method,a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal  Income  Taxes -

          It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -

          Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use  of  Estimates -

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -

          Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.




--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year  ended  December  31,  1996,  the  Manager  and the  Distributor
voluntarily  waived  management  fees,   administration   fees  and  shareholder
servicing fees of $27,514, $2,832 and $130,068, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $74,743 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $27,324.

3. Capital Stock.

At December 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $209,398,435. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                          Class A                                    Class B
                                        ------------------------------------------               ---------------
                                              Year                     Year                      October 9, 1996
                                              Ended                    Ended               (Commencement of Offering)
                                        December 31, 1996        December 31, 1995            to December 31, 1996
                                        -----------------        -----------------            --------------------
Sold..................................       387,317,948               378,553,200                    6,012,221
Issued on reinvestment of dividends...         3,615,939                 2,706,820                       12,875
Redeemed..............................    (  356,795,163)          (   314,572,038)               (   2,589,252)
                                        -----------------        -----------------                --------------
Net increase .........................        34,138,724           (    66,687,982)                   3,435,844
                                        =================        =================                ==============

4. Sales of Securities.

Accumulated undistributed realized losses at December 31, 1996 amounted to $15,612. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 1999 through December 31, 2002.

5. Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 48% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

6. Selected Financial Information.

CLASS A                                                          Year Ended December 31,
-------                              -------------------------------------------------------------------------------
                                       1996              1995             1994              1993             1992
                                     ---------        ----------       ----------        ----------       ----------
Per Share Operating Performance:
(for a share outstanding throughout
the period)
Net asset value, beginning of year  $   1.00          $   1.00         $   1.00          $   1.00         $   1.00
                                    ----------        ----------       ----------        ----------       ----------
Income from investment operations:
  Net investment income..........       0.027             0.032            0.024             0.021            0.023

Less distributions:
  Dividends from net investment income
                                    (   0.027)        (   0.032)       (   0.024)        (   0.021)       (   0.023)
                                    ----------        ----------       ----------        ----------       ----------
Net asset value, end of year.....   $   1.00          $   1.00         $   1.00          $   1.00         $   1.00
                                    ==========        ==========       ==========        ==========       ==========
Total Return.....................       2.76%             3.28%            2.45%             2.16%            2.35%
Ratios/Supplemental Data
Net assets, end of year (000)....   $   205,947       $   171,808      $   105,120       $   117,260      $    90,795
Ratios to average net assets:
  Expenses.......................       0.75%(a)(c)       0.67%(a)(c)      0.56%(a)          0.35%(a)         0.68%(a)
  Net investment income..........       2.73%(a)          3.24%(a)         2.40%(a)          2.14%(a)         2.34%(a)

                                                                    October 9, 1996
CLASS B                                                       (Commencement of Sales) to
-------                                                            December 31, 1996
                                                             ---------------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............                       $   1.00
                                                                        -----------
Income from investment operations:
  Net investment income..........................                           0.004
Less distributions:
 Dividends from net investment income............                           0.004
                                                                        -----------
Net asset value, end of period...................                       $   1.000
                                                                        ===========
Total Return.....................................                           3.08%*
Ratios/Supplemental Data
Net assets, end of period (000)..................                       $     3,436
Ratios to average net assets:
  Expenses.......................................                           0.56%*(b)(c)
  Net investment income..........................                           3.09%*(b)

*    Annualized

(a) Net of management, administration and shareholder servicing fees waived equivalent to .08%, .22%, .28%, .54% and .29% of average net assets.

(b) Net of management fees waived equivalent to .06% of average net assets.

(c) Includes expense offsets equivalent to .01% of average net assets.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================




The Board of Directors and Shareholders
California Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of California Daily Tax Free Income Fund, Inc. as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



\S\ McGladrey & Pullen, LLP




New York, New York
February 10, 1997





-------------------------------------------------------------------------------

--------------------------------------------------------------------------------







CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.





                      Annual Report
                    December 31, 1996








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020






-------------------------------------------------------------------------------